Share capital and reserves (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Stock option exercised shares issued	50,000
Exercised per price	$ 0.16
Stock option exercised	$ 8,000
Shares issued cash less exercise of option	91,773
Weighted average remaining contractual life of outstanding warrants (Year)			2 months 19 days
Stock options issuance limitations, maximum percentage of allowed issuable options	10.00%
Stock options issuance limitations, maximum percentage of allowed issuable options for services rendered	2.00%
Number of shares authorised (in shares)	2,101,318
Stock option limitations, maximum amount of stock options exercisable during a 3 month period	25.00%
Shares issued cash less basis of stock option	500,000
Exercise price	$ 0.22
Shares issued stock options	50,000
Stock option proceeds	$ 8,000
Weighted average remaining contractual life of outstanding share options (Year)	2 years 1 month 17 days	2 years 11 months 19 days	3 years 11 months 15 days
Expense from share-based payment transactions with employees	$ 128,000	$ (0)	$ 810,150